Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenue from sales, net of excise taxes of $641,877 (2021 - $140,620)	$ 15,968,098	$ 9,821,640	$ 47,695,828	$ 34,261,647
Royalty revenues	$ 284,189	$ 236,067	1,019,861	1,109,678
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:ProductMember, us-gaap:ServiceMember	us-gaap:ProductMember, us-gaap:ServiceMember
Other revenues	$ 19,941	$ 20,802	81,435	28,994
Total revenues	16,272,228	10,078,509	48,797,124	35,400,319
Cost of sales other than loss on inventories, net of subsidies of nil (2021 - $662,495 )	(16,086,578)	(12,401,043)	(52,561,404)	(30,964,709)
Cost of services			0	(12,846,937)
Impairment loss on inventories	(3,079,997)	0	(3,772,066)	(18,962,254)
Total Cost of sales	(19,166,575)	(12,401,043)	(56,333,470)	(62,773,900)
Gross profit (loss)	$ (2,894,347)	$ (2,322,534)	(7,536,346)	(27,373,581)
Cost, Product and Service [Extensible Enumeration]	us-gaap:ProductMember, us-gaap:ServiceMember	us-gaap:ProductMember, us-gaap:ServiceMember
Research and development expenses	$ (214,687)	$ (259,666)	(880,151)	(1,922,195)
Selling, general and administrative expenses, net of subsidies of nil (2021 - $64,299 )	(10,553,734)	(16,014,634)	(60,538,424)	(63,824,118)
Intangible assets, Accumulated impairment losses			(1,527,000)
Impairment loss related to property, plant and equipment	(815,661)	(529,732)	(14,765,582)	(10,747,692)
Impairment loss related to right-of-use assets				(107,650)
Impairment loss related to goodwill			(3,288,847)	(26,898,016)
Net gain on sale of assets	85,002	0	6,469	0
Loss from operating activities	(14,393,427)	(19,126,566)	(88,529,881)	(130,873,252)
Finance income	1,424	7,339	7,123	825,745
Finance costs	(916,522)	(358,116)	(2,143,978)	(1,786,781)
Loss on issuance of derivatives	(2,126,955)	0
Foreign exchange gains (losses)	1,407,285	(1,287,387)	(685,708)	(4,051,418)
Change in revaluation of marketable securities	0	(12,212)	(107,203)	169,216
Gain on revaluation of derivatives	9,523,700	1,933,330	7,035,118	7,974,549
Nonoperating income (expense)	7,888,932	282,954	4,105,352	3,131,311
Loss before income tax	(6,504,495)	(18,843,612)	(84,424,529)	(127,741,941)
Income tax expense	0	(12,098)	0	3,477,711
Net loss	(6,504,495)	(18,855,710)	(84,424,529)	(124,264,230)
Other comprehensive (loss) income
Net change in unrealized foreign currency (losses) gains on translation of net investments in foreign operations (tax effect of nil for both periods)	(2,791,479)	1,976,562	750,248	6,737,947
Total other comprehensive (loss) income	(2,791,479)	1,976,562	750,248	6,737,947
Total comprehensive loss	(9,295,974)	(16,879,148)	(83,674,281)	(117,526,283)
Net loss attributable to:
Net loss	(4,284,350)	(16,907,628)	(74,971,745)	(123,170,020)
Non-controlling interest	(2,220,145)	(1,948,082)	(9,452,784)	(1,094,210)
Net loss	(6,504,495)	(18,855,710)	(84,424,529)	(124,264,230)
Total comprehensive loss attributable to:
Equity holders of the Corporation	(7,075,829)	(14,931,066)	(74,218,802)	(116,206,145)
Non-controlling interest	(2,220,145)	(1,948,082)	(9,455,479)	(1,320,138)
Total comprehensive loss	$ (9,295,974)	$ (16,879,148)	$ (83,674,281)	$ (117,526,283)
Basic and diluted loss per share attributable to:
Equity holders of the Corporation, basic	$ (0.72)	$ (3.56)	$ (15.54)	$ (35.55)
Equity holders of the Corporation, diluted	(0.72)	(3.56)	(15.54)	(35.55)
Non-controlling interest, basic	(0.37)	(0.41)	(1.96)	(0.32)
Non-controlling interest, diluted	(0.37)	(0.41)	(1.96)	(0.32)
Total loss per share, basic	(1.09)	(3.97)	(17.5)	(35.86)
Total loss per share, diluted	$ (1.09)	$ (3.97)	$ (17.5)	$ (35.86)
Weighted average number of common shares, basic	5,958,266	4,744,685	4,824,336	3,465,059
Weighted average number of common shares, diluted	5,958,266	4,744,685	4,824,336	3,465,059